Balance Sheet Components - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Balance Sheet Components [Abstract]
Accrued research and development costs	$ 1,469	$ 654	$ 785
Accrued compensation	480	931	1,006
Accrued professional fees	88	485	322
Accrued financing cost	2,258	1,294	0
Accrued other	117	96	880
Foreign consumption tax payable		0	137
Accrued expenses and other current liabilities	$ 4,412	$ 3,460	$ 3,130